Income Taxes (Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
The Netherlands	€ (3,450)	€ (48,177)	€ (92,945)
Other countries	356,305	333,639	28,458
Earnings (Loss) before income taxes and Non-controlling interest	€ 352,855	€ 285,462	€ (64,487)